Pension plan obligations (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	R$ (4,717,463)	R$ (4,956,089)
Current service cost	(41,440)	(35,020)
Interest cost	(532,997)	(408,698)
Actuarial (gains)/losses recorded as other comprehensive income	(206,306)	288,392
Benefits paid	416,721	393,952
Defined benefit obligation, ending	(5,081,485)	(4,717,463)	R$ (4,956,089)
Fair value of the plan's assets, beginning	2,567,272	2,634,427
Expected return of the plans assets	294,788	221,079
Companys contributions	40,898	39,377
Participants contributions	35,443	34,000
Benefits paid	(202,676)	(188,778)
Actuarial gains/(losses) recorded as other comprehensive income	202,889	(172,833)	(237,492)
Fair value of the plan's assets, ending	2,938,614	2,567,272	2,634,427
(Deficit)/Surplus	(2,142,871)	(2,150,191)
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(2,715,388)	(2,764,027)
Current service cost	(41,440)	(35,020)
Interest cost	(307,777)	(231,745)
Actuarial (gains)/losses recorded as other comprehensive income	(120,934)	126,626
Benefits paid	202,676	188,778
Defined benefit obligation, ending	(2,982,863)	(2,715,388)	(2,764,027)
Fair value of the plan's assets, beginning	2,567,272	2,634,427
Expected return of the plans assets	294,788	221,079
Companys contributions	40,898	39,377
Participants contributions	35,443	34,000
Benefits paid	(202,676)	(188,778)
Actuarial gains/(losses) recorded as other comprehensive income	202,889	(172,833)	(237,492)
Fair value of the plan's assets, ending	2,938,614	2,567,272	2,634,427
(Deficit)/Surplus	(44,249)	(148,116)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, beginning	(2,002,075)	(2,192,062)
Current service cost
Interest cost	(225,220)	(176,953)
Actuarial (gains)/losses recorded as other comprehensive income	(85,372)	161,766
Benefits paid	214,045	205,174
Defined benefit obligation, ending	(2,098,622)	(2,002,075)	(2,192,062)
Fair value of the plan's assets, beginning
Expected return of the plans assets
Companys contributions
Participants contributions
Benefits paid
Actuarial gains/(losses) recorded as other comprehensive income
Fair value of the plan's assets, ending
(Deficit)/Surplus	R$ (2,098,622)	R$ (2,002,075)